Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000013178
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,644	$ 9,546	$ 9,218	$ 9,318	$ 9,329	$ 9,385	$ 9,397	$ 9,465	$ 9,600	$ 9,567	$ 9,612		$ 9,693	$ 9,649	$ 9,617	$ 9,573	$ 9,653	$ 9,551	$ 9,528	$ 9,574	$ 9,552	$ 9,645	$ 9,647	$ 9,669	$ 9,692	$ 9,646	$ 9,587	$ 9,693	$ 9,797	$ 9,890	$ 9,925	$ 10,053	$ 10,063	$ 10,179	$ 10,223	$ 10,291	$ 10,429	$ 10,344	$ 10,353	$ 10,362	$ 10,394	$ 10,558	$ 10,673	$ 10,368	$ 10,243	$ 10,551	$ 10,606	$ 10,758	$ 10,703	$ 10,720	$ 10,689	$ 10,828	$ 10,881	$ 10,921	$ 10,765	$ 10,817	$ 10,894	$ 10,921	$ 10,934	$ 11,009	$ 10,973	$ 10,888	$ 10,876	$ 10,952	$ 10,965	$ 10,693	$ 10,633	$ 10,348	$ 10,102	$ 10,217	$ 10,084	$ 10,301	$ 10,092	$ 9,758	$ 9,701	$ 10,088	$ 10,107	$ 10,355	$ 10,149	$ 10,336	$ 10,333	$ 10,241	$ 10,315	$ 10,339	$ 10,234	$ 9,949	$ 9,806	$ 10,415	$ 10,675	$ 10,661	$ 10,649	$ 10,649	$ 10,544	$ 10,532	$ 10,691	$ 10,771	$ 10,824	$ 10,932	$ 10,787	$ 10,949	$ 10,816	$ 10,845	$ 10,953	$ 10,752	$ 10,701	$ 10,675	$ 10,746	$ 10,694	$ 10,780	$ 11,058	$ 11,213	$ 11,258	$ 11,276	$ 11,348	$ 11,505	$ 11,257	$ 11,401	$ 11,460	$ 11,576	$ 11,355	$ 11,312
C000013180
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,955	9,855	9,503	9,605	9,611	9,661	9,668	9,740	9,865	9,829	9,867		9,941	9,883	9,858	9,789	9,872	9,770	9,733	9,773	9,737	9,831	9,828	9,856	9,862	9,813	9,742	9,838	9,954	10,027	10,067	10,183	10,199	10,303	10,340	10,400	10,536	10,450	10,442	10,446	10,471	10,631	10,735	10,431	10,296	10,603	10,650	10,786	10,729	10,740	10,705	10,841	10,885	10,916	10,754	10,796	10,874	10,882	10,900	10,963	10,924	10,838	10,810	10,886	10,881	10,599	10,539	10,257	10,000	10,114	9,974	10,181	9,970	9,634	9,565	9,952	9,953	10,200	9,982	10,161	10,165	10,063	10,127	10,144	10,031	9,753	9,606	10,195	10,439	10,422	10,406	10,401	10,289	10,273	10,413	10,493	10,524	10,630	10,481	10,636	10,486	10,519	10,613	10,414	10,363	10,323	10,382	10,330	10,416	10,675	10,822	10,846	10,856	10,930	11,079	10,825	10,950	11,011	11,110	10,881	10,840
C000063956
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	995,811	987,034	952,297	962,762	965,217	970,005	972,567	979,725	992,636	990,609	995,434		1,002,828	998,477	996,412	990,877	999,343	990,170	987,974	991,743	989,656	999,390	1,000,922	1,003,420	1,005,940	1,000,133	994,300	1,005,363	1,017,541	1,026,163	1,031,163	1,043,352	1,045,830	1,057,958	1,061,506	1,068,753	1,084,483	1,075,768	1,075,670	1,076,814	1,080,341	1,097,508	1,109,678	1,079,463	1,065,350	1,098,816	1,103,454	1,119,349	1,113,845	1,115,874	1,114,041	1,127,443	1,133,124	1,137,515	1,121,479	1,127,011	1,135,216	1,138,242	1,139,799	1,147,781	1,145,504	1,136,818	1,134,519	1,143,884	1,144,211	1,116,048	1,110,027	1,080,502	1,054,993	1,067,222	1,053,502	1,076,331	1,054,699	1,020,108	1,014,347	1,056,129	1,057,001	1,084,428	1,061,744	1,081,490	1,082,684	1,071,867	1,079,865	1,082,499	1,071,711	1,042,117	1,027,353	1,091,231	1,118,573	1,117,350	1,117,566	1,117,772	1,105,674	1,105,900	1,121,361	1,129,918	1,135,684	1,147,201	1,132,199	1,149,362	1,135,696	1,138,884	1,150,426	1,129,580	1,124,336	1,121,886	1,129,479	1,124,190	1,133,442	1,162,830	1,179,293	1,184,232	1,186,255	1,194,108	1,210,764	1,186,371	1,200,192	1,206,619	1,219,047	1,195,982	1,191,990
C000013104
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,645	9,584	9,321	9,398	9,443	9,490	9,504	9,550	9,663	9,635	9,690		9,745	9,702	9,702	9,660	9,738	9,640	9,617	9,651	9,618	9,708	9,709	9,742	9,743	9,687	9,630	9,721	9,810	9,866	9,912	10,060	10,083	10,197	10,230	10,308	10,467	10,397	10,393	10,412	10,431	10,601	10,737	10,361	10,078	10,414	10,518	10,690	10,639	10,646	10,617	10,790	10,867	10,943	10,782	10,810	10,896	10,958	10,984	11,082	11,048	10,954	10,932	11,031	11,032	10,780	10,735	10,398	10,099	10,237	10,048	10,309	10,069	9,683	9,616	10,052	10,035	10,338	10,088	10,307	10,292	10,202	10,287	10,323	10,213	9,903	9,766	10,386	10,678	10,667	10,668	10,669	10,556	10,545	10,714	10,793	10,860	10,965	10,812	11,009	10,855	10,883	11,014	10,793	10,743	10,666	10,762	10,686	10,796	11,106	11,270	11,300	11,331	11,415	11,580	11,312	11,452	11,523	11,622	11,392	11,361
C000013106
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,958	9,895	9,622	9,691	9,730	9,770	9,779	9,820	9,932	9,891	9,949		9,996	9,952	9,937	9,883	9,962	9,866	9,820	9,857	9,812	9,902	9,900	9,926	9,923	9,856	9,788	9,878	9,968	10,016	10,054	10,198	10,215	10,326	10,353	10,431	10,573	10,504	10,495	10,497	10,510	10,672	10,815	10,420	10,132	10,459	10,561	10,725	10,673	10,675	10,643	10,796	10,872	10,937	10,773	10,793	10,878	10,928	10,958	11,041	10,993	10,902	10,876	10,961	10,956	10,699	10,643	10,308	10,009	10,130	9,932	10,196	9,952	9,554	9,488	9,923	9,891	10,183	9,931	10,134	10,116	10,031	10,104	10,119	10,016	9,712	9,562	10,171	10,441	10,437	10,423	10,420	10,291	10,277	10,435	10,513	10,568	10,670	10,517	10,688	10,534	10,555	10,679	10,455	10,407	10,323	10,404	10,332	10,425	10,720	10,872	10,894	10,917	10,999	11,141	10,887	11,006	11,065	11,160	10,940	10,900
C000063947
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	997,104	990,924	963,964	972,108	976,978	981,913	983,544	988,540	1,000,366	997,591	1,003,446		1,009,293	1,005,035	1,005,244	1,001,011	1,009,284	999,290	997,115	1,000,752	997,544	1,006,985	1,007,327	1,010,935	1,011,193	1,005,564	999,844	1,008,204	1,018,818	1,024,834	1,029,731	1,045,265	1,047,815	1,059,763	1,063,407	1,071,661	1,088,348	1,081,237	1,081,048	1,081,973	1,084,141	1,103,192	1,117,501	1,078,619	1,049,375	1,084,545	1,095,472	1,113,588	1,108,450	1,109,400	1,106,562	1,123,443	1,132,882	1,139,816	1,124,467	1,127,530	1,136,725	1,143,348	1,146,273	1,156,645	1,153,282	1,143,705	1,141,607	1,152,095	1,152,448	1,126,373	1,120,628	1,086,935	1,055,866	1,069,182	1,049,684	1,078,317	1,053,461	1,012,126	1,005,264	1,052,312	1,050,649	1,082,535	1,056,557	1,078,307	1,078,192	1,068,977	1,078,123	1,080,694	1,069,385	1,038,479	1,023,044	1,089,373	1,120,151	1,119,131	1,119,460	1,119,797	1,106,799	1,105,827	1,125,068	1,133,544	1,140,730	1,152,007	1,136,092	1,156,954	1,140,971	1,144,145	1,158,058	1,135,070	1,130,043	1,122,202	1,131,064	1,124,628	1,134,976	1,169,180	1,186,574	1,189,932	1,193,361	1,202,412	1,220,011	1,191,997	1,206,902	1,214,617	1,225,245	1,201,259	1,198,643
C000013120
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,643	9,571	9,282	9,348	9,366	9,414	9,431	9,489	9,607	9,575	9,623		9,692	9,679	9,625	9,570	9,639	9,573	9,578	9,615	9,589	9,699	9,715	9,751	9,777	9,718	9,650	9,739	9,818	9,886	9,955	10,087	10,112	10,244	10,280	10,349	10,517	10,454	10,445	10,459	10,484	10,652	10,787	10,515	10,374	10,699	10,746	10,892	10,837	10,844	10,817	10,982	11,034	11,063	10,868	10,942	11,039	11,056	11,074	11,170	11,132	11,024	11,008	11,095	11,113	10,832	10,783	10,490	10,198	10,321	10,122	10,375	10,150	9,764	9,681	10,126	10,149	10,407	10,162	10,365	10,356	10,276	10,362	10,389	10,260	9,952	9,811	10,394	10,654	10,646	10,652	10,657	10,541	10,523	10,677	10,757	10,827	10,945	10,789	10,971	10,814	10,832	10,963	10,779	10,697	10,665	10,786	10,741	10,837	11,113	11,247	11,291	11,298	11,368	11,529	11,298	11,421	11,466	11,564	11,345	11,309
C000013122
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,957	9,868	9,576	9,635	9,648	9,690	9,702	9,752	9,859	9,825	9,867		9,936	9,921	9,849	9,794	9,854	9,780	9,782	9,812	9,785	9,882	9,893	9,932	9,943	9,876	9,809	9,888	9,966	10,025	10,094	10,211	10,230	10,367	10,395	10,465	10,614	10,542	10,540	10,538	10,557	10,716	10,845	10,563	10,420	10,741	10,780	10,918	10,863	10,854	10,825	10,980	11,032	11,053	10,861	10,923	11,006	11,026	11,037	11,119	11,068	10,966	10,936	11,019	11,020	10,742	10,682	10,394	10,096	10,213	10,009	10,252	10,026	9,634	9,546	9,981	9,997	10,244	9,991	10,189	10,177	10,091	10,164	10,184	10,055	9,735	9,606	10,174	10,410	10,400	10,401	10,391	10,274	10,254	10,398	10,465	10,533	10,645	10,482	10,649	10,485	10,508	10,620	10,443	10,357	10,314	10,427	10,373	10,464	10,713	10,837	10,873	10,886	10,931	11,090	10,851	10,966	11,012	11,093	10,876	10,840
C000092719
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	996,865	988,612	959,918	966,985	967,966	974,096	976,033	982,106	993,472	991,336	995,472		1,003,781	1,002,602	996,213	991,768	998,981	991,264	992,014	995,967	994,541	1,004,970	1,006,802	1,010,699	1,013,561	1,007,716	1,000,761	1,010,229	1,018,559	1,025,781	1,033,069	1,046,928	1,049,699	1,064,733	1,067,458	1,076,003	1,092,409	1,086,082	1,085,343	1,086,960	1,089,781	1,107,368	1,121,529	1,093,451	1,078,997	1,112,826	1,117,886	1,133,221	1,128,834	1,128,592	1,126,010	1,143,367	1,148,953	1,152,180	1,133,226	1,139,992	1,150,259	1,153,440	1,155,422	1,164,534	1,160,694	1,150,903	1,148,200	1,158,641	1,159,501	1,130,472	1,125,477	1,095,155	1,064,849	1,079,104	1,057,307	1,085,111	1,060,608	1,020,449	1,011,999	1,059,819	1,061,192	1,088,278	1,062,893	1,084,311	1,083,549	1,075,348	1,084,583	1,087,561	1,074,274	1,042,212	1,027,621	1,090,128	1,116,158	1,116,866	1,117,627	1,117,124	1,105,142	1,103,410	1,119,737	1,128,361	1,135,814	1,148,410	1,132,296	1,151,494	1,135,269	1,138,693	1,151,255	1,132,194	1,125,066	1,120,577	1,134,795	1,128,921	1,139,188	1,168,382	1,182,629	1,187,520	1,189,770	1,195,951	1,213,033	1,188,961	1,202,156	1,208,434	1,217,566	1,194,746	1,191,180
C000013136
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,628	9,549	9,243	9,319	9,345	9,392	9,417	9,474	9,583	9,566	9,602		9,669	9,641	9,623	9,562	9,641	9,547	9,519	9,533	9,514	9,592	9,607	9,631	9,645	9,593	9,529	9,620	9,711	9,777	9,810	9,921	9,942	10,063	10,106	10,171	10,338	10,268	10,266	10,276	10,297	10,477	10,613	10,270	10,121	10,405	10,483	10,640	10,590	10,586	10,557	10,712	10,763	10,826	10,658	10,698	10,796	10,811	10,838	10,922	10,890	10,798	10,777	10,850	10,852	10,594	10,538	10,268	10,010	10,130	9,990	10,220	10,008	9,691	9,636	9,989	10,018	10,252	10,044	10,220	10,205	10,093	10,175	10,185	10,086	9,830	9,696	10,262	10,510	10,499	10,500	10,502	10,404	10,394	10,546	10,636	10,689	10,793	10,619	10,800	10,651	10,680	10,797	10,596	10,536	10,487	10,556	10,494	10,575	10,878	11,037	11,080	11,098	11,179	11,327	11,078	11,214	11,284	11,381	11,131	11,089
C000013138
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,950	9,860	9,542	9,611	9,632	9,673	9,693	9,743	9,853	9,823	9,852		9,922	9,891	9,859	9,797	9,867	9,774	9,733	9,741	9,709	9,789	9,788	9,817	9,826	9,762	9,697	9,779	9,860	9,918	9,956	10,055	10,071	10,190	10,225	10,293	10,444	10,363	10,366	10,360	10,386	10,560	10,682	10,335	10,180	10,462	10,530	10,682	10,620	10,610	10,578	10,728	10,770	10,833	10,650	10,682	10,768	10,787	10,806	10,889	10,842	10,752	10,715	10,788	10,784	10,518	10,462	10,174	9,920	10,036	9,881	10,097	9,898	9,569	9,513	9,854	9,876	10,096	9,890	10,057	10,038	9,920	9,991	9,995	9,900	9,640	9,503	10,047	10,279	10,264	10,262	10,258	10,154	10,128	10,285	10,362	10,405	10,495	10,333	10,503	10,341	10,362	10,476	10,266	10,208	10,160	10,205	10,146	10,214	10,505	10,655	10,689	10,688	10,768	10,896	10,656	10,786	10,843	10,925	10,685	10,647
C000063950
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	995,288	987,340	956,991	963,981	967,864	971,767	974,557	980,609	993,135	990,477	994,345		1,001,455	998,729	997,012	992,046	1,000,297	990,834	986,937	989,669	986,752	995,062	996,694	999,406	1,002,119	995,770	990,517	998,985	1,008,548	1,015,604	1,020,348	1,030,816	1,033,199	1,045,945	1,050,508	1,058,661	1,074,973	1,067,953	1,069,044	1,069,088	1,072,659	1,090,384	1,104,604	1,069,160	1,053,836	1,084,743	1,091,799	1,108,347	1,103,355	1,104,256	1,101,459	1,117,793	1,123,257	1,129,976	1,111,464	1,115,819	1,126,264	1,129,203	1,130,983	1,141,175	1,137,975	1,128,653	1,125,407	1,134,447	1,134,840	1,106,935	1,102,488	1,073,244	1,046,509	1,060,489	1,044,875	1,068,971	1,048,357	1,014,163	1,008,591	1,046,841	1,048,847	1,073,488	1,051,864	1,071,738	1,069,042	1,057,529	1,066,362	1,067,551	1,058,675	1,030,818	1,016,988	1,077,620	1,102,444	1,101,503	1,101,856	1,102,196	1,092,180	1,091,263	1,108,717	1,117,016	1,122,782	1,133,856	1,117,182	1,136,305	1,119,558	1,122,791	1,135,277	1,114,344	1,109,555	1,103,328	1,110,703	1,104,432	1,113,146	1,146,519	1,162,081	1,166,747	1,168,855	1,177,538	1,193,263	1,167,349	1,183,284	1,189,425	1,199,806	1,175,109	1,171,374
C000013142
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,659	9,579	9,282	9,353	9,381	9,432	9,449	9,521	9,648	9,610	9,651		9,712	9,685	9,590	9,563	9,615	9,564	9,559	9,600	9,594	9,692	9,698	9,748	9,753	9,711	9,658	9,743	9,839	9,924	9,974	10,080	10,104	10,222	10,256	10,337	10,513	10,441	10,439	10,450	10,474	10,641	10,774	10,520	10,423	10,737	10,797	10,940	10,888	10,883	10,853	11,007	11,060	11,088	10,896	10,950	11,029	11,070	11,086	11,164	11,131	11,049	11,040	11,118	11,122	10,850	10,805	10,482	10,199	10,306	10,148	10,369	10,147	9,811	9,744	10,177	10,178	10,448	10,206	10,426	10,402	10,286	10,378	10,406	10,251	9,992	9,863	10,433	10,687	10,663	10,679	10,669	10,578	10,581	10,719	10,817	10,874	10,987	10,827	10,994	10,861	10,877	10,987	10,839	10,788	10,750	10,809	10,743	10,845	11,115	11,259	11,319	11,323	11,409	11,555	11,329	11,476	11,507	11,626	11,414	11,375
C000013144
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,982	9,902	9,577	9,651	9,664	9,718	9,721	9,795	9,911	9,872	9,918		9,970	9,931	9,828	9,788	9,843	9,782	9,775	9,808	9,800	9,887	9,890	9,932	9,944	9,890	9,826	9,901	9,998	10,073	10,115	10,220	10,249	10,353	10,391	10,462	10,620	10,537	10,531	10,537	10,565	10,726	10,854	10,594	10,478	10,795	10,845	10,994	10,919	10,909	10,877	11,023	11,066	11,087	10,894	10,938	11,017	11,048	11,058	11,123	11,087	10,996	10,971	11,059	11,057	10,771	10,713	10,393	10,098	10,213	10,043	10,249	10,031	9,689	9,625	10,035	10,043	10,293	10,049	10,254	10,228	10,108	10,187	10,208	10,065	9,794	9,675	10,216	10,451	10,438	10,436	10,423	10,327	10,313	10,456	10,539	10,586	10,694	10,536	10,693	10,546	10,556	10,662	10,502	10,453	10,403	10,452	10,389	10,476	10,735	10,870	10,906	10,918	10,990	11,126	10,899	11,023	11,059	11,159	10,956	10,903
C000092722
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	998,547	991,478	959,767	967,304	970,386	975,748	977,717	985,347	998,709	994,935	1,000,432		1,005,812	1,003,140	993,501	990,834	997,520	991,295	990,937	995,277	994,887	1,005,190	1,006,015	1,011,355	1,013,227	1,007,860	1,002,437	1,011,431	1,022,880	1,030,656	1,035,943	1,047,230	1,051,067	1,063,479	1,067,217	1,074,613	1,093,160	1,085,754	1,085,744	1,087,100	1,089,738	1,107,383	1,121,297	1,095,070	1,085,132	1,118,007	1,124,354	1,140,772	1,134,234	1,133,874	1,130,960	1,147,137	1,152,865	1,156,046	1,137,389	1,141,941	1,151,742	1,154,902	1,158,099	1,165,152	1,163,144	1,153,452	1,152,711	1,161,114	1,162,991	1,133,437	1,128,860	1,096,655	1,065,904	1,078,587	1,060,918	1,084,223	1,061,090	1,026,091	1,020,583	1,064,829	1,066,423	1,093,583	1,068,347	1,091,605	1,089,207	1,077,253	1,087,107	1,090,180	1,075,479	1,047,075	1,035,140	1,093,706	1,120,575	1,119,650	1,120,086	1,120,594	1,109,876	1,110,384	1,126,491	1,135,520	1,141,760	1,153,739	1,138,589	1,156,332	1,141,124	1,142,960	1,156,206	1,139,348	1,134,107	1,130,306	1,136,742	1,131,423	1,140,884	1,169,524	1,184,882	1,191,404	1,191,977	1,201,339	1,218,322	1,194,755	1,208,891	1,213,911	1,225,147	1,202,941	1,198,772
C000013151
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,639	9,562	9,243	9,328	9,352	9,397	9,410	9,486	9,623	9,585	9,620		9,685	9,668	9,610	9,551	9,596	9,546	9,518	9,543	9,525	9,624	9,650	9,707	9,722	9,675	9,627	9,693	9,790	9,866	9,932	10,022	10,036	10,145	10,179	10,235	10,345	10,290	10,299	10,309	10,343	10,475	10,574	10,306	10,193	10,471	10,559	10,679	10,652	10,660	10,668	10,778	10,819	10,881	10,761	10,788	10,848	10,873	10,888	10,948	10,929	10,852	10,832	10,904	10,908	10,657	10,605	10,320	10,105	10,191	10,068	10,248	10,088	9,802	9,761	10,097	10,127	10,333	10,153	10,314	10,311	10,238	10,295	10,317	10,233	9,949	9,821	10,369	10,579	10,583	10,588	10,593	10,501	10,507	10,660	10,740	10,797	10,903	10,748	10,954	10,786	10,804	10,911	10,703	10,635	10,565	10,636	10,537	10,619	10,933	11,108	11,154	11,161	11,246	11,408	11,190	11,340	11,398	11,523	11,290	11,259
C000013153
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,960	9,880	9,545	9,623	9,642	9,681	9,690	9,759	9,897	9,856	9,884		9,943	9,912	9,850	9,789	9,817	9,765	9,733	9,752	9,731	9,821	9,852	9,892	9,911	9,851	9,800	9,860	9,948	10,015	10,074	10,165	10,174	10,273	10,311	10,359	10,459	10,401	10,393	10,409	10,425	10,567	10,645	10,384	10,262	10,520	10,608	10,716	10,685	10,698	10,689	10,798	10,842	10,883	10,754	10,784	10,835	10,842	10,861	10,912	10,887	10,809	10,784	10,846	10,833	10,581	10,527	10,233	10,016	10,091	9,971	10,144	9,968	9,685	9,631	9,961	9,983	10,192	9,998	10,152	10,134	10,061	10,120	10,135	10,041	9,763	9,629	10,152	10,364	10,363	10,352	10,351	10,251	10,251	10,399	10,467	10,515	10,607	10,449	10,645	10,485	10,498	10,591	10,373	10,306	10,238	10,286	10,190	10,272	10,566	10,719	10,757	10,759	10,831	10,985	10,770	10,901	10,960	11,068	10,841	10,804
C000063952
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	996,444	988,682	955,877	964,789	967,452	972,226	973,834	981,777	996,100	992,410	996,139		1,003,098	1,000,436	995,606	989,696	994,540	988,474	986,817	989,518	987,855	998,302	1,001,151	1,007,242	1,008,916	1,004,189	999,385	1,006,481	1,016,607	1,024,691	1,031,746	1,041,215	1,042,835	1,054,400	1,058,045	1,064,072	1,075,705	1,070,115	1,070,096	1,072,503	1,076,146	1,090,133	1,099,413	1,072,860	1,061,325	1,089,226	1,099,715	1,111,238	1,109,822	1,110,833	1,110,637	1,123,438	1,127,917	1,133,372	1,122,238	1,125,237	1,131,694	1,133,356	1,136,283	1,142,760	1,140,883	1,133,059	1,131,147	1,138,934	1,138,273	1,112,327	1,108,280	1,078,710	1,056,430	1,065,584	1,052,907	1,071,865	1,054,142	1,025,601	1,020,316	1,056,829	1,060,111	1,081,924	1,062,021	1,080,225	1,078,927	1,072,645	1,078,792	1,081,283	1,071,476	1,043,170	1,029,938	1,086,166	1,109,632	1,110,305	1,110,998	1,111,706	1,102,217	1,103,003	1,119,298	1,127,866	1,132,711	1,145,315	1,127,960	1,149,803	1,133,647	1,135,798	1,147,134	1,125,542	1,118,545	1,111,431	1,117,677	1,108,790	1,117,610	1,150,873	1,168,040	1,173,105	1,174,088	1,183,208	1,201,764	1,179,070	1,193,702	1,201,354	1,213,285	1,190,424	1,186,990
C000013157
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	10,000	9,644	9,589	9,345	9,408	9,454	9,505	9,520	9,584	9,671	9,649	9,688		9,739	9,685	9,642	9,575	9,632	9,550	9,531	9,575	9,551	9,639	9,666	9,690	9,719	9,669	9,618	9,707	9,795	9,870	9,921	10,035	10,048	10,162	10,198	10,273	10,424	10,356	10,351	10,360	10,385	10,565	10,681	10,323	10,228	10,556	10,633	10,776	10,746	10,754	10,721	10,876	10,937	10,984	10,830	10,848	10,934	10,980	10,998	11,070	11,033	10,942	10,919	10,992	10,997	10,713	10,637	10,339	10,055	10,157	10,011	10,253	10,007	9,666	9,588	9,987	9,993	10,252	10,022	10,185	10,179	10,089	10,163	10,201	10,070	9,754	9,595	10,213	10,443	10,457	10,456	10,485	10,412	10,382	10,546	10,607	10,686	10,789	10,656	10,849	10,700	10,728	10,830	10,634	10,574	10,497	10,589	10,531	10,660	10,966	11,134	11,165	11,179	11,271	11,440	11,204	11,343	11,419	11,529	11,291	11,237
C000013159
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,957	9,891	9,638	9,694	9,745	9,779	9,789	9,844	9,944	9,909	9,942		9,987	9,922	9,867	9,802	9,851	9,771	9,741	9,766	9,741	9,830	9,851	9,870	9,892	9,843	9,781	9,860	9,948	10,012	10,055	10,168	10,176	10,287	10,317	10,392	10,538	10,447	10,450	10,443	10,473	10,644	10,757	10,392	10,278	10,607	10,673	10,822	10,766	10,769	10,746	10,894	10,944	10,981	10,814	10,837	10,910	10,946	10,957	11,016	10,990	10,891	10,853	10,914	10,913	10,629	10,556	10,248	9,953	10,052	9,904	10,129	9,893	9,547	9,461	9,849	9,851	10,102	9,856	10,022	10,000	9,916	9,978	10,008	9,875	9,554	9,398	9,992	10,217	10,212	10,221	10,243	10,149	10,132	10,273	10,336	10,401	10,489	10,367	10,533	10,386	10,420	10,506	10,317	10,235	10,151	10,254	10,174	10,296	10,600	10,743	10,765	10,774	10,863	11,006	10,770	10,901	10,963	11,067	10,830	10,782
C000063953
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	996,976	991,474	966,483	973,186	978,062	983,531	985,252	991,942	1,001,099	999,063	1,003,246		1,008,724	1,003,297	999,120	992,468	997,366	990,321	988,597	991,967	989,694	1,000,296	1,003,241	1,005,927	1,009,038	1,004,061	998,989	1,007,075	1,016,317	1,025,594	1,031,002	1,041,698	1,044,516	1,056,517	1,060,491	1,068,394	1,084,319	1,076,023	1,077,077	1,076,905	1,080,996	1,099,910	1,112,117	1,075,085	1,064,099	1,098,368	1,106,583	1,122,998	1,118,670	1,119,639	1,117,819	1,134,144	1,140,675	1,145,724	1,129,939	1,131,949	1,141,127	1,144,658	1,146,754	1,154,442	1,152,233	1,142,959	1,139,312	1,147,096	1,147,804	1,118,445	1,112,072	1,081,221	1,050,368	1,061,180	1,047,515	1,071,516	1,047,550	1,010,649	1,004,165	1,045,926	1,046,771	1,074,067	1,048,671	1,067,355	1,065,501	1,056,214	1,065,623	1,068,325	1,054,751	1,021,904	1,005,487	1,070,303	1,096,060	1,096,189	1,097,820	1,101,016	1,092,031	1,090,649	1,106,401	1,114,574	1,122,988	1,132,493	1,120,208	1,139,119	1,123,658	1,128,419	1,139,279	1,118,925	1,111,222	1,103,386	1,114,746	1,107,328	1,121,000	1,154,990	1,171,245	1,176,244	1,177,994	1,187,851	1,204,102	1,179,570	1,194,399	1,202,621	1,214,303	1,191,201	1,186,157
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	1,000,000	995,009	984,570	947,850	958,978	965,300	972,003	974,113	981,182	996,754	993,179	1,001,214		1,008,833	1,003,704	1,006,154	1,000,767	1,011,227	999,322	996,336	1,000,013	996,445	1,007,855	1,008,715	1,011,163	1,013,760	1,007,197	1,000,994	1,012,073	1,024,191	1,031,933	1,037,459	1,053,858	1,057,819	1,072,403	1,076,362	1,085,037	1,102,152	1,093,317	1,095,276	1,098,016	1,101,368	1,121,156	1,135,614	1,094,422	1,080,687	1,115,065	1,124,242	1,143,177	1,137,813	1,138,054	1,134,636	1,151,758	1,158,774	1,166,159	1,147,630	1,154,708	1,164,393	1,167,867	1,171,074	1,180,786	1,176,453	1,167,963	1,164,548	1,174,461	1,176,356	1,144,156	1,140,057	1,103,100	1,072,589	1,088,522	1,070,693	1,098,983	1,074,897	1,033,642	1,025,046	1,072,991	1,076,063	1,106,973	1,081,942	1,105,948	1,103,421	1,093,859	1,104,817	1,109,187	1,093,219	1,061,178	1,052,148	1,118,940	1,144,946	1,139,098	1,140,561	1,140,525	1,126,400	1,123,096	1,140,311	1,150,704	1,159,779	1,171,242	1,154,164	1,174,101	1,157,008	1,162,807	1,174,336	1,154,434	1,145,133	1,145,869	1,153,002	1,150,674	1,160,675	1,187,554	1,202,283	1,205,041	1,206,125	1,217,445	1,232,618	1,203,989	1,217,775	1,222,322	1,234,103	1,211,258	1,208,488
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Georgia Municipal Bond Index
Accumulated Value	10,000	9,951	9,869	9,539	9,640	9,699	9,759	9,771	9,832	9,973	9,938	10,003		10,068	10,013	10,035	9,981	10,069	9,964	9,947	9,970	9,938	10,037	10,051	10,068	10,085	10,025	9,974	10,083	10,191	10,267	10,317	10,459	10,495	10,634	10,678	10,759	10,916	10,812	10,837	10,867	10,902	11,090	11,234	10,826	10,723	11,058	11,168	11,341	11,312	11,329	11,303	11,449	11,489	11,547	11,373	11,440	11,517	11,537	11,558	11,648	11,611	11,534	11,494	11,592	11,605	11,307	11,269	10,909	10,630	10,764	10,608	10,869	10,633	10,220	10,120	10,585	10,600	10,902	10,660	10,877	10,878	10,773	10,872	10,912	10,779	10,472	10,399	11,027	11,280	11,214	11,238	11,258	11,136	11,112	11,271	11,399	11,482	11,605	11,460	11,622	11,455	11,540	11,639	11,496	11,413	11,445	11,529	11,529	11,638	11,857	11,972	12,004	12,006	12,116	12,264	11,998	12,128	12,175	12,281	12,095	12,081
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Georgia Municipal Bond Index
Accumulated Value	10,000	9,951	9,869	9,539	9,640	9,699	9,759	9,771	9,832	9,973	9,938	10,003		10,068	10,013	10,035	9,981	10,069	9,964	9,947	9,970	9,938	10,037	10,051	10,068	10,085	10,025	9,974	10,083	10,191	10,267	10,317	10,459	10,495	10,634	10,678	10,759	10,916	10,812	10,837	10,867	10,902	11,090	11,234	10,826	10,723	11,058	11,168	11,341	11,312	11,329	11,303	11,449	11,489	11,547	11,373	11,440	11,517	11,537	11,558	11,648	11,611	11,534	11,494	11,592	11,605	11,307	11,269	10,909	10,630	10,764	10,608	10,869	10,633	10,220	10,120	10,585	10,600	10,902	10,660	10,877	10,878	10,773	10,872	10,912	10,779	10,472	10,399	11,027	11,280	11,214	11,238	11,258	11,136	11,112	11,271	11,399	11,482	11,605	11,460	11,622	11,455	11,540	11,639	11,496	11,413	11,445	11,529	11,529	11,638	11,857	11,972	12,004	12,006	12,116	12,264	11,998	12,128	12,175	12,281	12,095	12,081
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Georgia Municipal Bond Index
Accumulated Value	1,000,000	995,059	986,889	953,943	964,030	969,899	975,928	977,068	983,245	997,297	993,792	1,000,300		1,006,795	1,001,319	1,003,489	998,098	1,006,892	996,363	994,692	997,040	993,822	1,003,650	1,005,108	1,006,808	1,008,484	1,002,463	997,381	1,008,285	1,019,075	1,026,666	1,031,706	1,045,851	1,049,470	1,063,412	1,067,820	1,075,861	1,091,554	1,081,220	1,083,737	1,086,650	1,090,247	1,108,961	1,123,436	1,082,641	1,072,341	1,105,814	1,116,820	1,134,149	1,131,158	1,132,892	1,130,250	1,144,857	1,148,931	1,154,668	1,137,252	1,144,046	1,151,746	1,153,741	1,155,754	1,164,795	1,161,057	1,153,436	1,149,350	1,159,193	1,160,459	1,130,685	1,126,883	1,090,892	1,063,009	1,076,423	1,060,824	1,086,878	1,063,332	1,021,972	1,011,997	1,058,520	1,059,961	1,090,247	1,066,028	1,087,672	1,087,787	1,077,275	1,087,188	1,091,242	1,077,922	1,047,232	1,039,895	1,102,728	1,127,970	1,121,422	1,123,756	1,125,772	1,113,639	1,111,226	1,127,124	1,139,902	1,148,241	1,160,505	1,145,974	1,162,222	1,145,524	1,154,043	1,163,909	1,149,641	1,141,289	1,144,464	1,152,913	1,152,888	1,163,833	1,185,714	1,197,178	1,200,361	1,200,625	1,211,638	1,226,364	1,199,761	1,212,757	1,217,539	1,228,068	1,209,452	1,208,061
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Maryland Municipal Bond Index
Accumulated Value	10,000	9,959	9,882	9,578	9,668	9,728	9,792	9,804	9,874	9,998	9,966	10,032		10,092	10,031	10,047	9,982	10,076	9,966	9,941	9,967	9,930	10,035	10,043	10,065	10,080	10,023	9,965	10,084	10,209	10,292	10,336	10,469	10,493	10,619	10,651	10,742	10,891	10,793	10,826	10,850	10,883	11,061	11,177	10,929	10,834	11,182	11,193	11,358	11,292	11,302	11,259	11,409	11,442	11,481	11,308	11,347	11,437	11,461	11,475	11,569	11,526	11,427	11,405	11,497	11,512	11,195	11,172	10,825	10,549	10,703	10,560	10,828	10,599	10,195	10,127	10,562	10,601	10,879	10,635	10,875	10,843	10,725	10,820	10,858	10,703	10,372	10,297	10,927	11,164	11,089	11,105	11,106	10,962	10,920	11,078	11,178	11,276	11,370	11,226	11,396	11,242	11,309	11,422	11,246	11,167	11,198	11,274	11,250	11,355	11,585	11,711	11,739	11,750	11,873	11,993	11,715	11,842	11,885	11,987	11,771	11,753
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Maryland Municipal Bond Index
Accumulated Value	10,000	9,959	9,882	9,578	9,668	9,728	9,792	9,804	9,874	9,998	9,966	10,032		10,092	10,031	10,047	9,982	10,076	9,966	9,941	9,967	9,930	10,035	10,043	10,065	10,080	10,023	9,965	10,084	10,209	10,292	10,336	10,469	10,493	10,619	10,651	10,742	10,891	10,793	10,826	10,850	10,883	11,061	11,177	10,929	10,834	11,182	11,193	11,358	11,292	11,302	11,259	11,409	11,442	11,481	11,308	11,347	11,437	11,461	11,475	11,569	11,526	11,427	11,405	11,497	11,512	11,195	11,172	10,825	10,549	10,703	10,560	10,828	10,599	10,195	10,127	10,562	10,601	10,879	10,635	10,875	10,843	10,725	10,820	10,858	10,703	10,372	10,297	10,927	11,164	11,089	11,105	11,106	10,962	10,920	11,078	11,178	11,276	11,370	11,226	11,396	11,242	11,309	11,422	11,246	11,167	11,198	11,274	11,250	11,355	11,585	11,711	11,739	11,750	11,873	11,993	11,715	11,842	11,885	11,987	11,771	11,753
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Maryland Municipal Bond Index
Accumulated Value	1,000,000	995,875	988,162	957,836	966,795	972,802	979,227	980,412	987,424	999,824	996,606	1,003,214		1,009,223	1,003,062	1,004,720	998,234	1,007,623	996,592	994,130	996,749	992,956	1,003,527	1,004,282	1,006,496	1,007,985	1,002,258	996,454	1,008,426	1,020,941	1,029,159	1,033,635	1,046,858	1,049,318	1,061,934	1,065,095	1,074,223	1,089,077	1,079,319	1,082,649	1,084,986	1,088,284	1,106,080	1,117,659	1,092,867	1,083,427	1,118,179	1,119,334	1,135,798	1,129,183	1,130,175	1,125,932	1,140,850	1,144,158	1,148,081	1,130,751	1,134,662	1,143,734	1,146,141	1,147,456	1,156,936	1,152,569	1,142,701	1,140,531	1,149,688	1,151,217	1,119,511	1,117,186	1,082,543	1,054,897	1,070,263	1,056,042	1,082,839	1,059,925	1,019,492	1,012,683	1,056,193	1,060,059	1,087,896	1,063,504	1,087,499	1,084,281	1,072,515	1,082,014	1,085,828	1,070,283	1,037,244	1,029,673	1,092,726	1,116,409	1,108,863	1,110,469	1,110,561	1,096,242	1,092,030	1,107,815	1,117,790	1,127,605	1,136,958	1,122,621	1,139,588	1,124,190	1,130,936	1,142,236	1,124,559	1,116,710	1,119,811	1,127,364	1,124,982	1,135,477	1,158,527	1,171,073	1,173,881	1,174,982	1,187,269	1,199,273	1,171,451	1,184,177	1,188,496	1,198,704	1,177,091	1,175,327
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Missouri Municipal Bond Index
Accumulated Value	10,000	9,944	9,836	9,460	9,593	9,655	9,729	9,751	9,822	9,972	9,955	10,025		10,089	10,028	10,069	10,013	10,107	9,989	9,966	10,010	9,977	10,082	10,092	10,112	10,137	10,071	10,006	10,127	10,253	10,334	10,382	10,540	10,581	10,709	10,755	10,842	11,027	10,939	10,951	10,970	11,007	11,206	11,357	10,917	10,762	11,144	11,245	11,439	11,393	11,395	11,360	11,544	11,637	11,699	11,509	11,600	11,709	11,749	11,797	11,898	11,842	11,760	11,709	11,824	11,842	11,551	11,513	11,154	10,819	10,965	10,790	11,052	10,830	10,321	10,202	10,726	10,756	11,113	10,835	11,059	11,056	10,964	11,079	11,122	10,966	10,555	10,429	11,182	11,472	11,400	11,403	11,448	11,305	11,282	11,481	11,585	11,674	11,806	11,615	11,845	11,630	11,683	11,813	11,604	11,497	11,498	11,545	11,509	11,619	11,930	12,093	12,138	12,130	12,219	12,405	12,088	12,276	12,313	12,444	12,204	12,154
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Missouri Municipal Bond Index
Accumulated Value	10,000	9,944	9,836	9,460	9,593	9,655	9,729	9,751	9,822	9,972	9,955	10,025		10,089	10,028	10,069	10,013	10,107	9,989	9,966	10,010	9,977	10,082	10,092	10,112	10,137	10,071	10,006	10,127	10,253	10,334	10,382	10,540	10,581	10,709	10,755	10,842	11,027	10,939	10,951	10,970	11,007	11,206	11,357	10,917	10,762	11,144	11,245	11,439	11,393	11,395	11,360	11,544	11,637	11,699	11,509	11,600	11,709	11,749	11,797	11,898	11,842	11,760	11,709	11,824	11,842	11,551	11,513	11,154	10,819	10,965	10,790	11,052	10,830	10,321	10,202	10,726	10,756	11,113	10,835	11,059	11,056	10,964	11,079	11,122	10,966	10,555	10,429	11,182	11,472	11,400	11,403	11,448	11,305	11,282	11,481	11,585	11,674	11,806	11,615	11,845	11,630	11,683	11,813	11,604	11,497	11,498	11,545	11,509	11,619	11,930	12,093	12,138	12,130	12,219	12,405	12,088	12,276	12,313	12,444	12,204	12,154
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Missouri Municipal Bond Index
Accumulated Value	1,000,000	994,447	983,569	945,987	959,288	965,465	972,893	975,105	982,196	997,228	995,495	1,002,471		1,008,946	1,002,798	1,006,853	1,001,262	1,010,724	998,931	996,625	1,001,028	997,708	1,008,177	1,009,222	1,011,214	1,013,695	1,007,056	1,000,594	1,012,726	1,025,280	1,033,430	1,038,180	1,053,967	1,058,131	1,070,893	1,075,535	1,084,182	1,102,666	1,093,897	1,095,130	1,096,963	1,100,743	1,120,615	1,135,676	1,091,666	1,076,179	1,114,398	1,124,465	1,143,900	1,139,319	1,139,457	1,135,957	1,154,376	1,163,734	1,169,851	1,150,855	1,159,984	1,170,873	1,174,925	1,179,659	1,189,751	1,184,180	1,176,019	1,170,928	1,182,429	1,184,152	1,155,102	1,151,344	1,115,447	1,081,927	1,096,509	1,079,011	1,105,202	1,083,047	1,032,073	1,020,204	1,072,592	1,075,562	1,111,302	1,083,474	1,105,927	1,105,607	1,096,398	1,107,921	1,112,184	1,096,617	1,055,466	1,042,942	1,118,153	1,147,160	1,140,048	1,140,313	1,144,805	1,130,456	1,128,205	1,148,092	1,158,509	1,167,442	1,180,585	1,161,452	1,184,548	1,162,967	1,168,340	1,181,348	1,160,416	1,149,734	1,149,769	1,154,549	1,150,881	1,161,915	1,193,048	1,209,291	1,213,775	1,212,968	1,221,938	1,240,453	1,208,778	1,227,554	1,231,281	1,244,364	1,220,386	1,215,364
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg North Carolina Municipal Bond Index
Accumulated Value	10,000	9,954	9,882	9,575	9,674	9,734	9,802	9,820	9,883	10,006	9,976	10,042		10,101	10,031	10,048	9,985	10,067	9,982	9,962	9,979	9,948	10,043	10,048	10,072	10,090	10,033	9,987	10,092	10,199	10,282	10,325	10,445	10,476	10,592	10,631	10,720	10,869	10,774	10,801	10,828	10,855	11,031	11,158	10,826	10,753	11,113	11,163	11,322	11,279	11,296	11,257	11,389	11,418	11,473	11,314	11,377	11,455	11,473	11,496	11,591	11,537	11,452	11,421	11,511	11,524	11,221	11,182	10,800	10,519	10,656	10,520	10,794	10,545	10,121	10,045	10,509	10,548	10,850	10,612	10,857	10,818	10,704	10,805	10,843	10,653	10,329	10,234	10,890	11,139	11,064	11,079	11,091	10,948	10,902	11,064	11,177	11,269	11,377	11,199	11,385	11,214	11,289	11,412	11,221	11,123	11,146	11,226	11,218	11,314	11,551	11,679	11,720	11,739	11,837	11,987	11,711	11,846	11,889	11,997	11,770	11,748
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg North Carolina Municipal Bond Index
Accumulated Value	10,000	9,954	9,882	9,575	9,674	9,734	9,802	9,820	9,883	10,006	9,976	10,042		10,101	10,031	10,048	9,985	10,067	9,982	9,962	9,979	9,948	10,043	10,048	10,072	10,090	10,033	9,987	10,092	10,199	10,282	10,325	10,445	10,476	10,592	10,631	10,720	10,869	10,774	10,801	10,828	10,855	11,031	11,158	10,826	10,753	11,113	11,163	11,322	11,279	11,296	11,257	11,389	11,418	11,473	11,314	11,377	11,455	11,473	11,496	11,591	11,537	11,452	11,421	11,511	11,524	11,221	11,182	10,800	10,519	10,656	10,520	10,794	10,545	10,121	10,045	10,509	10,548	10,850	10,612	10,857	10,818	10,704	10,805	10,843	10,653	10,329	10,234	10,890	11,139	11,064	11,079	11,091	10,948	10,902	11,064	11,177	11,269	11,377	11,199	11,385	11,214	11,289	11,412	11,221	11,123	11,146	11,226	11,218	11,314	11,551	11,679	11,720	11,739	11,837	11,987	11,711	11,846	11,889	11,997	11,770	11,748
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg North Carolina Municipal Bond Index
Accumulated Value	1,000,000	995,374	988,191	957,544	967,367	973,396	980,249	981,985	988,349	1,000,636	997,596	1,004,165		1,010,095	1,003,146	1,004,849	998,497	1,006,700	998,190	996,228	997,884	994,839	1,004,333	1,004,751	1,007,218	1,008,988	1,003,298	998,653	1,009,173	1,019,918	1,028,245	1,032,503	1,044,517	1,047,629	1,059,240	1,063,093	1,072,023	1,086,884	1,077,382	1,080,117	1,082,759	1,085,501	1,103,092	1,115,776	1,082,550	1,075,315	1,111,297	1,116,276	1,132,186	1,127,934	1,129,627	1,125,661	1,138,852	1,141,762	1,147,282	1,131,375	1,137,728	1,145,518	1,147,320	1,149,562	1,159,083	1,153,727	1,145,221	1,142,105	1,151,080	1,152,378	1,122,144	1,118,222	1,080,029	1,051,886	1,065,600	1,052,004	1,079,415	1,054,498	1,012,146	1,004,535	1,050,947	1,054,802	1,085,037	1,061,234	1,085,690	1,081,827	1,070,357	1,080,549	1,084,282	1,065,316	1,032,896	1,023,371	1,088,982	1,113,942	1,106,449	1,107,899	1,109,131	1,094,788	1,090,187	1,106,383	1,117,722	1,126,876	1,137,663	1,119,909	1,138,549	1,121,404	1,128,878	1,141,235	1,122,057	1,112,279	1,114,637	1,122,607	1,121,846	1,131,395	1,155,093	1,167,880	1,171,978	1,173,887	1,183,678	1,198,717	1,171,057	1,184,635	1,188,928	1,199,696	1,177,005	1,174,810
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Oregon Municipal Bond Index
Accumulated Value	10,000	9,960	9,873	9,509	9,637	9,698	9,757	9,776	9,845	9,997	9,963	10,047		10,111	10,044	10,065	9,989	10,109	9,992	9,952	9,990	9,952	10,056	10,070	10,087	10,114	10,046	9,984	10,109	10,240	10,324	10,375	10,526	10,560	10,700	10,744	10,828	11,006	10,904	10,931	10,964	10,990	11,190	11,328	11,032	10,961	11,334	11,351	11,535	11,469	11,472	11,441	11,605	11,652	11,699	11,495	11,561	11,652	11,684	11,687	11,798	11,763	11,655	11,625	11,723	11,752	11,410	11,377	10,994	10,656	10,827	10,639	10,931	10,680	10,261	10,183	10,647	10,701	10,990	10,741	10,986	10,969	10,857	10,960	10,990	10,789	10,418	10,327	11,047	11,320	11,250	11,260	11,263	11,088	11,065	11,231	11,337	11,434	11,545	11,359	11,557	11,376	11,453	11,560	11,378	11,265	11,294	11,369	11,333	11,431	11,704	11,866	11,900	11,918	12,038	12,169	11,887	12,020	12,064	12,183	11,963	11,935
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Oregon Municipal Bond Index
Accumulated Value	10,000	9,960	9,873	9,509	9,637	9,698	9,757	9,776	9,845	9,997	9,963	10,047		10,111	10,044	10,065	9,989	10,109	9,992	9,952	9,990	9,952	10,056	10,070	10,087	10,114	10,046	9,984	10,109	10,240	10,324	10,375	10,526	10,560	10,700	10,744	10,828	11,006	10,904	10,931	10,964	10,990	11,190	11,328	11,032	10,961	11,334	11,351	11,535	11,469	11,472	11,441	11,605	11,652	11,699	11,495	11,561	11,652	11,684	11,687	11,798	11,763	11,655	11,625	11,723	11,752	11,410	11,377	10,994	10,656	10,827	10,639	10,931	10,680	10,261	10,183	10,647	10,701	10,990	10,741	10,986	10,969	10,857	10,960	10,990	10,789	10,418	10,327	11,047	11,320	11,250	11,260	11,263	11,088	11,065	11,231	11,337	11,434	11,545	11,359	11,557	11,376	11,453	11,560	11,378	11,265	11,294	11,369	11,333	11,431	11,704	11,866	11,900	11,918	12,038	12,169	11,887	12,020	12,064	12,183	11,963	11,935
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Oregon Municipal Bond Index
Accumulated Value	1,000,000	996,043	987,286	950,907	963,740	969,843	975,683	977,639	984,536	999,700	996,301	1,004,674		1,011,067	1,004,390	1,006,535	998,947	1,010,875	999,194	995,176	999,041	995,173	1,005,564	1,007,007	1,008,744	1,011,352	1,004,611	998,371	1,010,924	1,024,027	1,032,384	1,037,544	1,052,626	1,055,983	1,070,005	1,074,436	1,082,760	1,100,620	1,090,413	1,093,076	1,096,402	1,099,028	1,119,041	1,132,824	1,103,176	1,096,109	1,133,380	1,135,140	1,153,473	1,146,893	1,147,214	1,144,129	1,160,456	1,165,224	1,169,882	1,149,517	1,156,059	1,165,178	1,168,369	1,168,724	1,179,760	1,176,311	1,165,476	1,162,536	1,172,293	1,175,178	1,140,996	1,137,667	1,099,422	1,065,606	1,082,686	1,063,883	1,093,050	1,068,027	1,026,067	1,018,327	1,064,671	1,070,122	1,098,963	1,074,147	1,098,630	1,096,936	1,085,666	1,095,988	1,099,041	1,078,850	1,041,784	1,032,651	1,104,710	1,131,978	1,125,015	1,125,966	1,126,277	1,108,808	1,106,531	1,123,109	1,133,737	1,143,403	1,154,468	1,135,873	1,155,651	1,137,586	1,145,261	1,155,996	1,137,840	1,126,538	1,129,400	1,136,883	1,133,281	1,143,083	1,170,357	1,186,560	1,190,009	1,191,848	1,203,811	1,216,862	1,188,657	1,202,017	1,206,358	1,218,344	1,196,270	1,193,527
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg South Carolina Municipal Bond Index
Accumulated Value	10,000	9,952	9,840	9,426	9,545	9,609	9,652	9,511	9,625	9,812	9,824	9,892		10,009	9,933	9,979	9,964	10,086	9,951	9,893	9,922	9,896	9,975	10,006	10,012	10,033	9,959	9,923	10,010	10,132	10,207	10,321	10,502	10,557	10,748	10,785	10,858	11,023	10,954	10,974	10,997	11,036	11,190	11,352	10,946	10,789	11,070	11,273	11,444	11,445	11,451	11,420	11,588	11,658	11,760	11,582	11,640	11,725	11,753	11,778	11,861	11,829	11,789	11,740	11,820	11,843	11,567	11,510	11,137	10,831	10,951	10,724	10,990	10,790	10,354	10,236	10,713	10,765	11,088	10,854	11,064	11,021	10,982	11,105	11,157	10,954	10,592	10,517	11,202	11,486	11,407	11,422	11,478	11,335	11,321	11,510	11,617	11,707	11,829	11,663	11,875	11,689	11,765	11,885	11,674	11,534	11,528	11,604	11,572	11,690	11,956	12,142	12,172	12,167	12,284	12,452	12,185	12,354	12,375	12,512	12,277	12,230
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg South Carolina Municipal Bond Index
Accumulated Value	10,000	9,952	9,840	9,426	9,545	9,609	9,652	9,511	9,625	9,812	9,824	9,892		10,009	9,933	9,979	9,964	10,086	9,951	9,893	9,922	9,896	9,975	10,006	10,012	10,033	9,959	9,923	10,010	10,132	10,207	10,321	10,502	10,557	10,748	10,785	10,858	11,023	10,954	10,974	10,997	11,036	11,190	11,352	10,946	10,789	11,070	11,273	11,444	11,445	11,451	11,420	11,588	11,658	11,760	11,582	11,640	11,725	11,753	11,778	11,861	11,829	11,789	11,740	11,820	11,843	11,567	11,510	11,137	10,831	10,951	10,724	10,990	10,790	10,354	10,236	10,713	10,765	11,088	10,854	11,064	11,021	10,982	11,105	11,157	10,954	10,592	10,517	11,202	11,486	11,407	11,422	11,478	11,335	11,321	11,510	11,617	11,707	11,829	11,663	11,875	11,689	11,765	11,885	11,674	11,534	11,528	11,604	11,572	11,690	11,956	12,142	12,172	12,167	12,284	12,452	12,185	12,354	12,375	12,512	12,277	12,230
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg South Carolina Municipal Bond Index
Accumulated Value	1,000,000	995,159	983,990	942,641	954,518	960,857	965,173	951,097	962,519	981,161	982,400	989,202		1,000,854	993,336	997,927	996,389	1,008,550	995,123	989,334	992,188	989,579	997,452	1,000,610	1,001,222	1,003,255	995,870	992,316	1,000,981	1,013,249	1,020,723	1,032,138	1,050,199	1,055,666	1,074,828	1,078,490	1,085,841	1,102,308	1,095,430	1,097,371	1,099,741	1,103,572	1,119,022	1,135,224	1,094,605	1,078,912	1,107,016	1,127,257	1,144,432	1,144,515	1,145,069	1,141,990	1,158,796	1,165,780	1,175,981	1,158,193	1,163,999	1,172,452	1,175,333	1,177,833	1,186,109	1,182,862	1,178,906	1,174,042	1,182,026	1,184,291	1,156,682	1,151,025	1,113,710	1,083,058	1,095,068	1,072,378	1,099,038	1,078,975	1,035,383	1,023,557	1,071,272	1,076,507	1,108,752	1,085,350	1,106,368	1,102,115	1,098,178	1,110,468	1,115,728	1,095,371	1,059,185	1,051,671	1,120,197	1,148,646	1,140,715	1,142,159	1,147,822	1,133,468	1,132,077	1,151,027	1,161,686	1,170,704	1,182,927	1,166,252	1,187,539	1,168,929	1,176,543	1,188,532	1,167,434	1,153,377	1,152,843	1,160,447	1,157,184	1,168,988	1,195,581	1,214,241	1,217,237	1,216,658	1,228,441	1,245,237	1,218,458	1,235,449	1,237,459	1,251,208	1,227,725	1,223,024
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Virginia Municipal Bond Index
Accumulated Value	10,000	9,966	9,871	9,513	9,631	9,699	9,761	9,779	9,856	9,995	9,964	10,030		10,097	10,031	10,039	9,962	10,083	9,970	9,937	9,977	9,936	10,045	10,054	10,073	10,096	10,032	9,981	10,088	10,205	10,287	10,340	10,482	10,507	10,636	10,675	10,764	10,901	10,821	10,846	10,876	10,901	11,070	11,179	10,880	10,813	11,152	11,199	11,355	11,320	11,328	11,287	11,428	11,467	11,527	11,367	11,419	11,496	11,515	11,544	11,629	11,586	11,518	11,494	11,569	11,586	11,307	11,272	10,917	10,614	10,771	10,592	10,875	10,629	10,180	10,113	10,591	10,615	10,923	10,654	10,900	10,870	10,770	10,884	10,919	10,743	10,389	10,293	11,008	11,274	11,200	11,217	11,219	11,077	11,040	11,219	11,314	11,393	11,509	11,336	11,544	11,366	11,428	11,547	11,349	11,243	11,262	11,322	11,297	11,387	11,661	11,795	11,829	11,836	11,944	12,101	11,820	11,979	12,008	12,129	11,884	11,850
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Virginia Municipal Bond Index
Accumulated Value	10,000	9,966	9,871	9,513	9,631	9,699	9,761	9,779	9,856	9,995	9,964	10,030		10,097	10,031	10,039	9,962	10,083	9,970	9,937	9,977	9,936	10,045	10,054	10,073	10,096	10,032	9,981	10,088	10,205	10,287	10,340	10,482	10,507	10,636	10,675	10,764	10,901	10,821	10,846	10,876	10,901	11,070	11,179	10,880	10,813	11,152	11,199	11,355	11,320	11,328	11,287	11,428	11,467	11,527	11,367	11,419	11,496	11,515	11,544	11,629	11,586	11,518	11,494	11,569	11,586	11,307	11,272	10,917	10,614	10,771	10,592	10,875	10,629	10,180	10,113	10,591	10,615	10,923	10,654	10,900	10,870	10,770	10,884	10,919	10,743	10,389	10,293	11,008	11,274	11,200	11,217	11,219	11,077	11,040	11,219	11,314	11,393	11,509	11,336	11,544	11,366	11,428	11,547	11,349	11,243	11,262	11,322	11,297	11,387	11,661	11,795	11,829	11,836	11,944	12,101	11,820	11,979	12,008	12,129	11,884	11,850
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Virginia Municipal Bond Index
Accumulated Value	$ 1,000,000	$ 996,630	$ 987,058	$ 951,252	$ 963,105	$ 969,947	$ 976,126	$ 977,945	$ 985,636	$ 999,461	$ 996,365	$ 1,003,040		$ 1,009,650	$ 1,003,075	$ 1,003,860	$ 996,249	$ 1,008,314	$ 997,041	$ 993,739	$ 997,654	$ 993,583	$ 1,004,526	$ 1,005,352	$ 1,007,256	$ 1,009,556	$ 1,003,237	$ 998,080	$ 1,008,848	$ 1,020,526	$ 1,028,713	$ 1,034,000	$ 1,048,189	$ 1,050,702	$ 1,063,611	$ 1,067,509	$ 1,076,389	$ 1,090,140	$ 1,082,146	$ 1,084,581	$ 1,087,593	$ 1,090,146	$ 1,106,977	$ 1,117,949	$ 1,087,997	$ 1,081,345	$ 1,115,154	$ 1,119,862	$ 1,135,528	$ 1,131,984	$ 1,132,777	$ 1,128,723	$ 1,142,831	$ 1,146,678	$ 1,152,654	$ 1,136,669	$ 1,141,855	$ 1,149,599	$ 1,151,489	$ 1,154,428	$ 1,162,850	$ 1,158,582	$ 1,151,816	$ 1,149,436	$ 1,156,948	$ 1,158,644	$ 1,130,692	$ 1,127,179	$ 1,091,680	$ 1,061,438	$ 1,077,115	$ 1,059,219	$ 1,087,452	$ 1,062,868	$ 1,018,035	$ 1,011,323	$ 1,059,066	$ 1,061,506	$ 1,092,312	$ 1,065,391	$ 1,089,966	$ 1,086,993	$ 1,077,000	$ 1,088,391	$ 1,091,850	$ 1,074,287	$ 1,038,943	$ 1,029,340	$ 1,100,846	$ 1,127,354	$ 1,120,023	$ 1,121,719	$ 1,121,878	$ 1,107,651	$ 1,104,011	$ 1,121,884	$ 1,131,354	$ 1,139,333	$ 1,150,895	$ 1,133,583	$ 1,154,372	$ 1,136,614	$ 1,142,812	$ 1,154,687	$ 1,134,939	$ 1,124,325	$ 1,126,240	$ 1,132,216	$ 1,129,729	$ 1,138,702	$ 1,166,095	$ 1,179,464	$ 1,182,881	$ 1,183,555	$ 1,194,406	$ 1,210,122	$ 1,182,007	$ 1,197,880	$ 1,200,801	$ 1,212,924	$ 1,188,376	$ 1,185,024